Organization - Schedule of Company’s Principal Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finfront Holding Company (“Finfront”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Jul. 22, 2021
Place of incorporation	Cayman Islands
Percentage of direct or indirect ownership by the Company	100.00%	100.00%
Principal activities	Investment holding
Ethereal Tech Pte. Ltd. (“Ethereal Singapore”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Oct. 22, 2021
Place of incorporation	Singapore
Percentage of direct or indirect ownership by the Company	100.00%	100.00%
Principal activities	Provision of cloud mining services
Ethereal Tech US Corporation (“Ethereal US”) [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Dec. 15, 2021
Place of incorporation	United States (“US”)
Percentage of direct or indirect ownership by the Company	100.00%	100.00%
Principal activities	Provision of self-mining activities and mining equipment sales
Ethereal Tech ME Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Aug. 20, 2024
Place of incorporation	United Arab Emirates (“UAE”)
Percentage of direct or indirect ownership by the Company	100.00%	100.00%
Principal activities	Provision of cloud mining services, miner hosting services and mining equipment sales
Finfront Tech Company [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Jun. 28, 2024
Place of incorporation	Cayman Islands
Percentage of direct or indirect ownership by the Company	100.00%	100.00%
Principal activities	Investment holding
Cloudmap Tech Group Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Jun. 11, 2024
Place of incorporation	Hong Kong Special Administrative Region (“HK”)
Percentage of direct or indirect ownership by the Company	100.00%	100.00%
Principal activities	Provision of self-mining activities
Uni-Titan LLC [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Feb. 19, 2025
Place of incorporation	US
Percentage of direct or indirect ownership by the Company	51.00%
Principal activities	Provision of miner hosting services and hosting capacity leasing services
Stella Aegis Limited [Member]
Schedule of Company’s Principal Subsidiaries [Line Items]
Date of incorporation/ acquistion	Oct. 19, 2025
Place of incorporation	HK
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Dormant